Annual Fund Operating Expenses - NVIT Managed American Funds Asset Allocation Fund	Apr. 30, 2021
Class II Shares
Operating Expenses:
Management Fees	0.15%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.29%
Acquired Fund Fees and Expenses	0.29%
Total Annual Fund Operating Expenses	0.98%
Class Z Shares
Operating Expenses:
Management Fees	0.15%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.23%
Acquired Fund Fees and Expenses	0.29%
Total Annual Fund Operating Expenses	0.92%